UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       02-13-04
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     147
                                            -------------------------

Form 13F Information Table Value Total:     $273,900
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 1701      20000  SH        SOLE           20000
Alliant Techsystems Inc.       com 018804104  537       9300  SH        SOLE           9300
Alltel Corporation             com 020039103 1849      39700  SH        SOLE           39700
American International Group   com 026874107 4883      73674  SH        SOLE           73674
Ametek Inc.                    com 031100100  492      10200  SH        SOLE           10200
Anadarko Petroleum Corporation com 032511107 2199      43100  SH        SOLE           43100
Arlington Hospitality, Inc.    com 041560103  188      50000  SH        SOLE           50000
Automatic Data Processing,Inc. com 053015103 5911     149240  SH        SOLE           149240
BB&T Corporation               com 066821109 2852      73800  SH        SOLE           73800
Balchem Corporation            com 057665200 1845      80900  SH        SOLE           80900
Baxter International           com 071813109 1074      35200  SH        SOLE           35200
Beckman Coulter, Inc.          com 075811109 3055      60100  SH        SOLE           60100
Bed Bath and Beyond Inc.       com 075896100  499      11500  SH        SOLE           11500
Berkshire Hathaway CLB         com 084670207 1444        513  SH        SOLE           513
Biomet, Inc.                   com 090613100  522      14400  SH        SOLE           14400
Boston Scientific Corporation  com 101137107  919      25000  SH        SOLE           25000
Briggs & Stratton Corp.        com 109043109  431       6400  SH        SOLE           6400
Brookstone Inc.                com 114537103 6306     295900  SH        SOLE           295900
Brunswick Corporation          com 117043109 2562      80500  SH        SOLE           80500
CGX Energy Inc.                com 125405100   20      40000  SH        SOLE           0      40000
Cable Design Technologies
  Corporation                  com 126924109  719      80000  SH        SOLE           80000
Century Telephone Enterprises  com 156700106 2447      75000  SH        SOLE           75000
Champion Enterprises, Inc.     com 158496109 4032     576000  SH        SOLE           576000
Charles Schwab Corp.           com 808513105  120      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100  280       8102  SH        SOLE           8102
Chattem, Inc.                  com 162456107  985      55000  SH        SOLE           55000
Christopher & Banks Corp.      com 171046105  375      19200  SH        SOLE           19200
Citigroup Inc.                 com 172967101  231       4758  SH        SOLE           4566   192
Clarcor Inc.                   com 179895107  472      10700  SH        SOLE           10700
Coach Inc.                     com 189754104 1925      51000  SH        SOLE           51000
Comerica Inc.                  com 200340107 3313      59100  SH        SOLE           59100
Concord EFS, Inc.              com 206189102 8177     551000  SH        SOLE           551000
Convergys Corporation          com 212485106  508      29100  SH        SOLE           29100
Countrywide Financial
  Corporation                  com 222372104 1335      17602  SH        SOLE           17602
Courier Corporation            com 222660102 1443      37500  SH        SOLE           37500
Craftmade International,Inc.   com 22413E104 6530     249600  SH        SOLE           249600
Darden Restaurants, Inc.       com 237194105  892      42400  SH        SOLE           42400
Deere & Company                com 244199105  221       3400  SH        SOLE           3400
Diamond Offshore Drilling, Inc.com 25271C102 4461     217500  SH        SOLE           217000 500
Dollar Tree Stores, Inc.       com 256747106 2466      82000  SH        SOLE           82000
Dominion Resources, Inc.       com 25746u109  287       4500  SH        SOLE           4500
Donaldson Company, Inc.        com 257651109  491       8300  SH        SOLE           8300
Dover Corporation              com 260003108 3001      75500  SH        SOLE           75500
Eli Lilly & Company            com 532457108 1892      26900  SH        SOLE           26900
Emerson Electric Co.           com 291011104  586       9050  SH        SOLE           9050
Esterline Technologies Corp.   com 297425100 2040      76500  SH        SOLE           76500
Ethan Allen Interiors Inc.     com 297602104  800      19100  SH        SOLE           19100
Excelon Corporation            com 30161n101  232       3500  SH        SOLE           3500
Expeditors International       com 302130109  490      13000  SH        SOLE           13000
Exxon Mobil Corporation        com 302290101 4002      97620  SH        SOLE           97620
FPL Group, Inc.                com 302571104  209       3200  SH        SOLE           3200
FactSet Research Systems Inc.  com 303075105  348       9100  SH        SOLE           9100
Fifth Third Bancorp            com 316773100  626      10600  SH        SOLE           10600
First Data Corporation         com 319963104 2157      52500  SH        SOLE           52500
First Health Group Corp.       com 320960107  781      40000  SH        SOLE           40000
Fleetwood Enterprises Inc.     com 339099103 1999     194800  SH        SOLE           194800
Forest Oil Corporation         com 346091606  423      14800  SH        SOLE           14800
Fortune Brands Inc.            com 349631101 3180      44480  SH        SOLE           44480
Furniture Brands International com 360921100 1754      59800  SH        SOLE           59800
Gallagher & Co., (Arthur J.)   com 363576109  504      15500  SH        SOLE           15500
Garmin Ltd.                    com g37260109  528       9700  SH        SOLE           9700
General Dynamics Corporation   com 369550108 4646      51400  SH        SOLE           51400
Gentex Corporation             com 371901109  883      20000  SH        SOLE           20000
Genuine Parts Company          com 372460105 4263     128400  SH        SOLE           128400
Graco Inc.                     com 384109104 2206      55000  SH        SOLE           55000
Guidant Corp.                  com 401698105  500       8300  SH        SOLE           8300
H & R Block, Inc.              com 093671105 4945      89300  SH        SOLE           89300
Harley Davidson, Inc.          com 412822108 4325      91000  SH        SOLE           91000
Harris Corporation             com 413875105 2216      58400  SH        SOLE           58400
Health Care Property           com 421915109 3401      66950  SH        SOLE           66950
Hector Communications Corp.    com 422730101 2033     145000  SH        SOLE           145000
Hewlett-Packard Company        com 428236103  302      13137  SH        SOLE           0      13137
Hibbett Sporting Goods, Inc.   com 428565105 3162     106100  SH        SOLE           106100
Hillenbrand Industries, Inc.   com 431573104 2973      47900  SH        SOLE           47900
Host Marriott Corp.            com 44107P104  436      35400  SH        SOLE           35400
Hot Topic Inc.                 com 441339108  736      25000  SH        SOLE           25000
Huntington Bancshares Inc.     com 446150104  234      10400  SH        SOLE           10400
I. Gordon Corporation          com 382784106  199      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 1957     434000  SH        SOLE           434000
Integrated Circuit Systems, In com 45811k208  502      17600  SH        SOLE           17600
Investment Technology
  Group Inc.                   com 46145f105 1486      92000  SH        SOLE           92000
Johnson Controls, Inc.         com 478366107  532       4578  SH        SOLE           4578
Jones Apparel Group Inc.       com 480074103 8631     245000  SH        SOLE           245000
K-Swiss Inc. - Class A         com 482686102  921      38200  SH        SOLE           38200
KB Home                        com 48666k109  522       7200  SH        SOLE           7200
Kaydon Corporation             com 486587108 1034      40000  SH        SOLE           40000
Kellogg Corporation            com 487836108  514      13500  SH        SOLE           13500
Layne Christensen Company      com 521050104 1775     149500  SH        SOLE           149500
Leggett & Platt, Inc.          com 524660107 3541     163700  SH        SOLE           163700
Leucadia National Corporation  com 527288104  705      15300  SH        SOLE           15300
Lincare Holdings Inc.          com 532791100 2130      70800  SH        SOLE           70800
Littelfuse, Inc.               com 537008104  424      14700  SH        SOLE           14700
MBIA Inc.                      com 55262C100 3068      51800  SH        SOLE           51800
Manor Care, Inc.               com 564055101 2862      82800  SH        SOLE           82800
Maritrans Inc.                 com 570363101  585      35000  SH        SOLE           35000
Maxwell Shoe Inc. Cl A         com 577766108 6586     388300  SH        SOLE           388300
McCormick & Co. Inc.           com 579780206  497      16500  SH        SOLE           16500
Merck & Co., Inc.              com 589331107  263       5700  SH        SOLE           5700
Mettler-Toledo Intl Inc.       com 592688105  515      12200  SH        SOLE           12200
Mohawk Industries Inc.         com 608190104 2314      32800  SH        SOLE           32800
Monaco Coach Corporation       com 60886R103 4132     173600  SH        SOLE           173600
Morgan Stanley
  Dean Witter & Co.            com 617446109  428       7400  SH        SOLE           800    6600
NDCHealth Corporation          com 639480102  484      18900  SH        SOLE           18900
National City Corporation      com 635405103  762      22450  SH        SOLE           22450
National Dentex Corporation    com 63563h109 1680      70000  SH        SOLE           70000
Navigant Consulting, Inc.      com 63935n107  256      13600  SH        SOLE           13600
Neogen Corporation             com 640491106 4335     175000  SH        SOLE           175000
Nobel Learning
  Communities, Inc.            com 654889104  269      50000  SH        SOLE           50000
North Fork Bancorporation, Inc.com 659424105 2910      71900  SH        SOLE           71900
PICO Holdings, Inc.            com 693366205  705      45000  SH        SOLE           45000
Patterson Dental Company       com 703412106  499       7800  SH        SOLE           7800
Patterson-UTI Energy, Inc.     com 703414102 2256      68500  SH        SOLE           68500
PepsiCo Inc.                   com 713448108  464       9950  SH        SOLE           9950
Pinnacle West Capital Corp.    com 723484101  220       5500  SH        SOLE           5500
Plum Creek Timber Company, Inc.com 729251108  563      18500  SH        SOLE           18500
Polaris Industries Inc.        com 731068102 5217      58900  SH        SOLE           58900
Prima Energy Corp.             com 741901201 1649      46900  SH        SOLE           46900
ProQuest Company               com 74346P102 4582     155600  SH        SOLE           155600
Pulte Homes Inc.               com 745867101 5973      63800  SH        SOLE           54000   9800
Rockwell Collins, Inc.         com 774341101  450      15000  SH        SOLE           15000
Ross Stores, Inc.              com 77829610310780     407400  SH        SOLE           407400
Ryans Family Steak Houses Inc. com 783519101  454      30000  SH        SOLE           30000
SEI Investments Co.            com 784117103  484      15900  SH        SOLE           15900
STERIS Corporation             com 859152100 3582     158500  SH        SOLE           158500
ScanSource Inc.                com 806037107  684      15000  SH        SOLE           15000
Schering-Plough                com 806605101  625      35950  SH        SOLE           35950
Sears Roebuck & Co.            com 812387108  351       7725  SH        SOLE           7725
Simpson Manufacturing Co., Inc.com 829073105 2034      40000  SH        SOLE           40000
Snap-on Incorporated           com 833034101 2325      72100  SH        SOLE           72100
Sparton Corp.                  com 847235108 1272     126567  SH        SOLE           126567
Stryker Corp.                  com 863667101  740       8700  SH        SOLE           8700
Sungard Data Systems, Inc.     com 867914103 3076     111000  SH        SOLE           111000
Synovus Financial Corp.        com 87161c105 3034     104900  SH        SOLE           104900
TJX Companies, Inc.            com 872540109  882      40000  SH        SOLE           40000
Teleflex Inc.                  com 879369106 2489      51500  SH        SOLE           51500
The Southern Company           com 842587107  242       8000  SH        SOLE           8000
The Stanley Works              com 854616109 1591      42000  SH        SOLE           42000
Theragenics Corporation        com 883375107  410      75000  SH        SOLE           75000
Toll Brothers Inc.             com 889478103  914      23000  SH        SOLE           23000
Tractor Supply Company         com 892356106  975      25000  SH        SOLE           25000
Unico American Corporation     com 904607108 2953     529145  SH        SOLE           529145
Velcro Industries N.V.         com 922571104 1277     110000  SH        SOLE           110000
Washington Mutual Inc.         com 939322103  311       7750  SH        SOLE           7750
Washington Real Estate
  Investment Trust             com 939653101 2146      73500  SH        SOLE           73500
Waters Corporation             com 941848103 4407     132900  SH        SOLE           132900
Weyco Group, Inc.              com 962149100  757      22500  SH        SOLE           22500
XTO Energy Inc.                com 98385x106 1896      67000  SH        SOLE           67000